Sullivan & Worcester LLP	T 212 660 3000
1633 Broadway	F 212 660 3001
New York, NY 10019	www.sandw.com

March 28, 2014

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Jamie Walter

VALIC Company I (the “Registrant”)

SEC File Nos. 2-83631, 811-03738;

CIK No. 0000719423

Funds: Global Social Awareness Fund and International

Equities Fund

Ms. Walter:

As counsel to the Registrant, I am transmitting for filing the definitive proxy statement for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter. In response to your comments communicated telephonically to me on March 5, 2014, the Registrant has revised its disclosure to address each of your comments.

Applicants also include a correspondence filing that is marked to show changes since the preliminary proxy statement was filed on March 6, 2014, which includes the changes made in connection with addressing each of your comments.

The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Proxy Statement; (b) the Securities and Exchange Commission’s (the “Commission”) comments and changes to the disclosure in the Proxy Statement made in response to the Commission’s comments do not foreclose the Commission from taking any action with respect to the Proxy Statement; and (c) it may not assert the Commission’s comments or responses to the Commission’s comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3067. You may also email information to mvanwormer@sandw.com.

Very truly yours,

/s/ Matthew J. Van Wormer

Enclosures

cc:	Nori L. Gabert, Esq.
Louis O. Ducote, Esq.
David M. Leahy, Esq.